Acquisition of Subsidiary (Details) $ in Thousands	Jan. 13, 2017 USD ($)
Summary of acquisition date fair value of each major class of consideration:
Cash	$ 2,000
Equity instruments issued (11,292,508 Ordinary Shares)	1,800
Assignment of loan to the Company	(101)
Total consideration transferred	$ 3,699